INTANGIBLE ASSETS AND GOODWILL, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning Period	S/ 1,324,541	S/ 1,269,271
End Period	1,342,890	1,324,541	S/ 1,269,271
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	2,789,435	2,512,114	2,329,549
Additions	271,722	277,346	276,564
Transfers	0	0	(3,299)
Disposals and others	29,208	(25)	(90,700)
End Period	3,090,365	2,789,435	2,512,114
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,464,894	1,242,843	1,043,886
Amortization of the year	241,080	224,216	218,874
Disposals and others	41,501	(2,165)	(19,917)
End Period	1,747,475	1,464,894	S/ 1,242,843
Client Relationships [member]
Disclosure of detailed information about intangible assets [line items]
End Period	175,653
Client Relationships [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	406,186
Additions	0
Transfers	0
Disposals and others	1,019
End Period	407,205	406,186
Client Relationships [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	190,354
Amortization of the year	30,310
Disposals and others	10,888
End Period	231,552	190,354
Rights of use [member]
Disclosure of detailed information about intangible assets [line items]
End Period	0
Rights of use [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	55,900
Additions	0
Transfers	0
Disposals and others	0
End Period	55,900	55,900
Rights of use [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	55,900
Amortization of the year	0
Disposals and others	0
End Period	55,900	55,900
Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	175,324
End Period	150,446	175,324
Brand name [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	261,715
Additions	0
Transfers	0
Disposals and others	384
End Period	262,099	261,715
Brand name [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	86,391
Amortization of the year	14,792
Disposals and others	10,470
End Period	111,653	86,391
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	94,765
End Period	98,746	94,765
Fund manager contract [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	100,608
Additions	0
Transfers	0
Disposals and others	877
End Period	101,485	100,608
Fund manager contract [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	5,843
Amortization of the year	2,049
Disposals and others	(5,153)
End Period	2,739	5,843
Core deposits intangible [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	7,913
Core deposits intangible [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	21,100
Additions	0
Transfers	0
Disposals and others	0
End Period	21,100	21,100
Core deposits intangible [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	9,681
Amortization of the year	3,516
Disposals and others	(10)
End Period	13,187	9,681
Software and developments [member]
Disclosure of detailed information about intangible assets [line items]
End Period	603,649
Software and developments [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,614,338
Additions	88,466
Transfers	180,129
Disposals and others	26,319
End Period	1,909,252	1,614,338
Software and developments [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	1,089,884
Amortization of the year	190,413
Disposals and others	25,306
End Period	1,305,603	1,089,884
Intangible in progress [member]
Disclosure of detailed information about intangible assets [line items]
End Period	306,211
Intangible in progress [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	302,747
Additions	182,984
Transfers	(180,129)
Disposals and others	609
End Period	306,211	302,747
Intangible in progress [member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	0
Amortization of the year	0
Disposals and others	0
End Period	0	0
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
End Period	272
Other Intangible Assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	26,841
Additions	272
Transfers	0
Disposals and others	0
End Period	27,113	26,841
Other Intangible Assets [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Period	26,841
Amortization of the year	0
Disposals and others	0
End Period	S/ 26,841	S/ 26,841